ACQUISITIONS	12 Months Ended
Dec. 31, 2023
ACQUISITIONS
ACQUISITIONS

NOTE 3: - ACQUISITIONS

On May 12, 2023, the Company completed the acquisition of 100% of the shares of Revela Inc. (“Revela”), a U.S. biotechnology company, in order to merge its technology into the Company’s product development process.

The consideration transferred included (i) cash consideration of $32,514, (ii) 701,591 of the Company’s Class A Ordinary shares (valued at closing at $19,042) and (iii) equity classified contingent consideration of 612,256 Class A Ordinary shares which are subject to certain performance milestones and restrictions as specified in the agreement (valued at closing at $15,853). The total consideration transferred in respect of the acquisition was $67,409. In addition, the transaction includes additional consideration related to compensation for post-combination services.

The results of Revela’s operations have been included in the consolidated financial statements since May 12, 2023. Pro forma results of operations related to this acquisition have not been prepared because they are not material to the Company’s consolidated statements of income.

NOTE 3: - ACQUISITIONS (Cont.)

The Company accounted for the transaction using the acquisition method, which requires, among other things, that the assets acquired, and liabilities assumed, in a business combination be recognized at their respective estimated fair values as of the acquisition date. The following table summarizes the fair values of the assets acquired and liabilities assumed:

Tangible assets (including receivables, property and equipment and other)	$9,418
Deferred tax liability, net	(1,251)
Intangible assets:
Technology	10,575
Goodwill	48,667
Total purchase price	$67,409

The acquired technology was valued using the multi-period excess earnings method under the income approach. This method reflects the present value of the projected cash flows that are expected to be generated by the acquired technology after making adjustments for the cash flow contributions of other assets, which are also known as contributory asset charges.

The weighted-average useful life for the Technology purchased is 8 years.

Goodwill generated from the above business combinations is attributed to synergies between the Company’s and the acquired business and is not deductible for income tax purposes. The acquisition- related costs were immaterial.